Financial assets and liabilities	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities
Financial assets and liabilities

20. Financial assets and liabilities

The Group’s net external debt was as follows:

	At December 31,
	2019	2018
	$'m	$'m
Loan notes	5,529	7,737
Other borrowings	381	142
Total borrowings	5,910	7,879
Cash and cash equivalents	(614)	(530)
Derivative financial instruments used to hedge foreign currency and interest rate risk	32	113
Net debt	5,328	7,462

The Group’s net borrowings of $5,910 million (2018: $7,879 million) are classified as non-current liabilities of $5,815 million (2018: $7,761 million) and current liabilities of $95 million (2018: $118 million) in the consolidated statement of financial position at December 31, 2019.

At December 31, 2019, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.750% Senior Secured Notes	EUR	741	15-Mar-24	Bullet	741	832	–
4.250% Senior Secured Notes	USD	695	15-Sep-22	Bullet	695	695	–
2.125% Senior Secured Notes	EUR	439	15-Aug-26	Bullet	439	493	–
4.125% Senior Secured Notes	USD	500	15-Aug-26	Bullet	500	500	–
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	528	–
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,708	–
5.250% Senior Notes	USD	800	15-Aug-27	Bullet	800	800	–
Global Asset Based Loan Facility	USD	663	07-Dec-22	Revolving	–	–	663
Lease obligations	Various	–		Amortizing	–	364	–
Other borrowings/credit lines	EUR/USD	–	Rolling	Amortizing	–	22	1
Total borrowings / undrawn facilities						5,942	664
Deferred debt issue costs and bond premium						(32)	–
Net borrowings / undrawn facilities						5,910	664
Cash and cash equivalents						(614)	614
Derivative financial instruments used to hedge foreign currency and interest rate risk						32	–
Net debt / available liquidity						5,328	1,278

Net debt includes the fair value of associated derivative financial instruments that are used to hedge foreign exchange and interest rate risks relating to finance debt.

Certain of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in certain areas such as incurrence of additional indebtedness (primarily maximum borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens. The Global Asset Based Loan Facility is subject to a number of financial covenants including a fixed charge coverage ratio. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are generally of a nature customary for such facilities.

At December 31, 2018, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	$'m	$'m
		currency			currency
		m			m
2.750% Senior Secured Notes	EUR	750	15-Mar-24	Bullet	750	859	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	1,000	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	504	—
4.250% Senior Secured Notes	USD	715	15-Sep-22	Bullet	715	715	—
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	512	—
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,685	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,650	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	859	—
Global Asset Based Loan Facility	USD	739	07-Dec-22	Revolving	—	100	639
Finance lease obligations	Various	—		Amortizing	—	36	—
Other borrowings/credit lines	EUR/USD	—	Rolling	Amortizing	—	15	1
Total borrowings / undrawn facilities						7,935	640
Deferred debt issue costs and bond premium						(56)	—
Net borrowings / undrawn facilities						7,879	640
Cash and cash equivalents						(530)	530
Derivative financial instruments used to hedge foreign currency and interest rate risk						113	—
Net debt / available liquidity						7,462	1,170

The following table summarizes movement in the Group’s net debt:

	2019	2018
	$'m	$'m
Net (increase)/decrease in cash and cash equivalents per consolidated statement of cash flows	(84)	254
Decrease in net borrowings and derivative financial instruments	(2,050)	(617)
Decrease in net debt	(2,134)	(363)
Net debt at January 1,	7,462	7,825
Net debt at December 31,	5,328	7,462

The decrease in net borrowings and derivative financial instruments primarily includes repayments of borrowings of $4.1 billion (2018: $0.4 billion), proceeds from borrowings of $1.8 billion (2018: $0.1 billion), an increase in lease obligations of $0.3 billion (2018: $nil), a fair value gain on derivative financial instruments used to hedge foreign currency and interest rate risk of $0.1 billion (2018: gain of $0.2 billion) which partially offsets a corresponding foreign exchange loss on borrowings of $0.1 billion (2018: loss of $0.2 billion), and an increase to cash and cash equivalents of $0.1 billion (2018: decrease of $0.3 billion).

The maturity profile of the Group’s borrowings is as follows:

	At December 31,
	2019	2018
	$'m	$'m
Within one year or on demand	95	118
Between one and three years	796	4
Between three and five years	897	2,213
Greater than five years	4,122	5,544
	5,910	7,879

The maturity profile of the contractual undiscounted cash flows related to the Group’s lease liabilities as of December 31, 2019, is as follows:

$'m
Not later than one year	88
Later than one year and not later than five years	219
Later than five years	159
466

The table below analyzes the Group’s financial liabilities (including interest payable) into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contracted undiscounted cash flows.

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2019	$'m	$'m	$'m
Within one year or on demand	363	17	1,519
Between one and three years	1,328	9	—
Between three and five years	1,345	35	—
Greater than five years	4,426	—	—

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
	$'m	$'m	$'m
At December 31, 2018	Re-presented
Within one year or on demand	541	38	1,872
Between one and three years	859	2	—
Between three and five years	3,000	105	—
Greater than five years	5,845	—	—

The carrying amount and fair value of the Group’s borrowings excluding lease obligations are as follows:

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	premium	Total	Fair value
At December 31, 2019	$'m	$'m	$'m	$'m
Loan notes	5,556	(27)	5,529	5,752
Global Asset Based Loan Facility and other borrowings	22	(5)	17	22
	5,578	(32)	5,546	5,774

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	premium	Total	Fair value
At December 31, 2018	$'m	$'m	$'m	$'m
Loan notes	7,784	(46)	7,738	7,563
Global Asset Based Loan Facility and other borrowings	115	(10)	105	115
	7,899	(56)	7,843	7,678

Financing activity

2019

Lease obligations of $364 million primarily reflect increases related to $349 million lease liabilities due to initial adoption of IFRS 16 as of January 1, 2019, as well as $169 million of new lease liabilities, partly offset by $84 million of lease liabilities divested at October 31, 2019, $78 million of principal repayments in continuing operations and $14 million of principal repayments in discontinued operation in the year ended December 31, 2019.

On August 12, 2019, the Group issued €440 million 2.125% Senior Secured Notes due 2026, $500 million 4.125% Senior Secured Notes due 2026, and $800 million 5.250% Senior Notes due 2027. The net proceeds from the issuance of these notes were used to redeem on August 13, 2019 the $1,650 million 7.250% Senior Notes due 2024 and to pay applicable redemption premiums and accrued interest in accordance with their terms.

Following the completion of the combination of its Food & Specialty business with the business of Exal, on October 31, 2019, the Group issued tender offers, at par, in respect of its $715 million 4.250% Senior Secured Notes due 2022, €750 million 2.750% Senior Secured Notes due 2024, €440 million 2.125% Senior Secured Notes due 2026 and $500 million 4.125% Senior Secured Notes due 2026. Following the expiration of the offer on November 28, 2019 notice was given to repurchase the following amounts, $20 million of the $715 million 4.250% Senior Secured Notes due 2022, €9 million of the €750 million 2.750% Senior Secured Notes due 2024, and €1 million of the €440 million 2.125% Senior Secured Notes due 2026. On December 2, 2019, in accordance with the terms of the offer, the redemptions were completed.

On November 14, 2019, the Group redeemed $1,000 million 4.625% Senior Secured Notes due 2023 and €440 million 4.125% Senior Secured Notes due 2023, and paid the applicable redemption premiums and accrued interest in accordance with their terms.

On November 29, 2019, the Group redeemed €750 million 6.750% Senior Notes due 2024 and paid the applicable redemption premium and accrued interest in accordance with their terms.

As at December 31, 2019, the Group had $663 million available under the Global Asset Based Loan Facility. During 2019, the Group reduced the facility size from $850 million to $700 million as a result of the disposal of the Food & Specialty Metal Packaging business.

2018

On July 31, 2018, the Group redeemed in full its $440 million 6.000% Senior Notes due 2021 and paid applicable redemption premium and accrued interest in accordance with their terms. The redemption was funded by a combination of cash-on-hand and available liquidity, drawing from the Group’s Global Asset Based Loan Facility.

As at December 31, 2018, the Group had $639 million available under the Global Asset Based Loan Facility.

Effective interest rates

The effective interest rates of borrowings at the reporting date are as follows:

	2019			2018
	USD	EUR	GBP	USD	EUR	GBP
2.750% Senior Secured Notes due 2024	—	2.92%	—	—	2.92%	—
4.250% Senior Secured Notes due 2022	4.52%	—	—	4.51%	—	—
2.125% Senior Secured Notes due 2026	—	2.33%	—	—	—	—
4.125% Senior Secured Notes due 2026	4.37%	—	—	—	—	—
4.750% Senior Notes due 2027	—	—	4.99%		—	4.99%
6.000% Senior Notes due 2025	6.14%	—	—	6.14%	—	—
5.250% Senior Notes due 2027	5.50%	—	—	—	—	—
4.625% Senior Secured Notes due 2023	—	—	—	5.16%	—	—
4.125% Senior Secured Notes due 2023	—	—	—		4.63%	—
7.250% Senior Notes due 2024	—	—	—	7.72%	—	—
6.750% Senior Notes due 2024	—	—	—	—	7.00%	—
	Various Currencies
Lease obligations		4.77%		6.45%	—	—

The carrying amounts of the Group’s net borrowings are denominated in the following currencies:

	At December 31,
	2019	2018
	$'m	$'m
Euro	1,411	2,221
U.S. dollar	3,909	5,149
British pound	559	509
Other	31	—
	5,910	7,879

The Group has the following undrawn borrowing facilities:

	At December 31,
	2019	2018
	$'m	$'m
Expiring within one year	1	1
Expiring beyond one year	663	639
	664	640

Fair value methodology

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Fair values are calculated as follows:

(i)

Senior secured and senior notes - The fair value of debt securities in issue is based on valuation techniques in which all significant inputs are based on observable market data. In the year ended December 31, 2019 the classification for all senior secured and senior notes was changed from Level 1 to Level 2 based on management’s assessment that quoted prices in the market for such debt securities are not regularly available.

(ii)

Global Asset Based Loan facility and other borrowings - The estimated value of fixed interest bearing deposits is based on discounted cash flows using prevailing money-market interest rates for debts with similar credit risk and remaining maturity and represents Level 2 inputs.

(iii)	Cross currency interest rate swaps (“CCIRS”) - The fair values of the CCIRS are based on quoted market prices and represent Level 2 inputs.
(iv)	Commodity and foreign exchange derivatives - The fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.

Derivative financial instruments

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$'m	$'m	$'m	$'m
Fair value derivatives
Metal forward contracts	4	100	10	252
Cross currency interest rate swaps	3	600	35	913
Forward foreign exchange contracts	—	31	13	351
NYMEX gas swaps	—	3	3	24
At December 31, 2019	7	734	61	1,540

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$'m	$'m	$'m	$'m
Fair value derivatives
Metal forward contracts	9	79	22	262
Cross currency interest rate swap	9	282	122	2,219
Forward foreign exchange contracts	2	354	1	98
NYMEX gas swaps	—	7	—	8
At December 31, 2018	20	722	145	2,587

For metal forward contracts with a notional amount of $22 million and a fair value of $1 million, offsetting derivatives with identical terms are in place with Trivium.

Derivative instruments with a fair value of $4 million (2018: $11 million) are classified as non-current assets and $3 million (2018: $9 million) as current assets in the consolidated statement of financial position at December 31, 2019. Derivative instruments with a fair value of $44 million (2018: $107 million) are classified as non-current liabilities and $17 million (2018: $38 million) as current liabilities in the consolidated statement of financial position at December 31, 2019.

The majority of derivative assets and liabilities are non-current, including certain of the Group’s CCIRS which mature at dates between August 2021 and November 2025 and certain metal forward contracts which mature at dates between January 2021 and December 2022.

With the exception of interest on the CCIRS, all cash payments in relation to derivative instruments are paid or received when they mature. Bi‑annual and quarterly interest cash payments and receipts are made and received in relation to the CCIRS.

The Group mitigates the counterparty risk for derivatives by contracting with major financial institutions which have high credit ratings.

Cross currency interest rate swaps

2019

The Group hedges certain of its external borrowings and interest payable thereon using cross-currency interest rate swaps (“CCIRS”), with a net asset at December 31, 2019 of $32 million (December 31, 2018: $113 million net liability).

On February 15, 2019 the Group’s $200 million U.S dollar to euro CCIRS matured. The fair value of these swaps at maturity was $14 million and the cash settlement of these swaps was $14 million. The Group entered into new $200 million U.S dollar to euro CCIRS on March 1, 2019.

On August 12, 2019, the Group terminated a number of CCIRS. The total fair value of these swaps at termination was $17 million and the cash receipt on these swaps was $23 million. The Group entered into a new $500 million U.S dollar to euro CCIRS on August 12, 2019.

2018

The Group hedges certain portions of its external borrowings and interest payable thereon using CCIRS, with a net liability at December 31, 2018 of $113 million (December 31, 2017: $301 million).

On July 11, 2018, the Group terminated its $440 million U.S. dollar to euro CCIRS, due for maturity in 2019. The Group paid net consideration of $44 million on termination and recognized a related exceptional loss of $6 million (Note 4).

Net investment hedge in foreign operations

The Group has certain investments in foreign operations, whose net assets are exposed to foreign currency translation risk. Currency exposure arising from the net assets of the Group’s foreign operations is managed primarily through borrowings denominated in the relevant foreign currencies.

Hedges of net investments in foreign operations are accounted for whereby any gain or loss on the hedging instruments relating to the effective portion of the hedge is recognized in other comprehensive income. The gain or loss relating to an ineffective portion is recognized immediately in the consolidated income statement within finance income or expense respectively. Gains and losses accumulated in other comprehensive income are recycled to the consolidated income statement when the foreign operation is disposed of. The amount that has been recognized in the consolidated income statement due to ineffectiveness is $1 million (2018: $nil; 2017: $nil).

Metal forward contracts

The Group hedges a substantial portion of its anticipated metal purchases. Excluding conversion and freight costs, the physical metal deliveries are priced based on the applicable indices agreed with the suppliers for the relevant month.

Fair values have been based on quoted market prices and are valued using Level 2 valuation inputs. The fair value of these contracts when initiated is $nil; no premium is paid or received.

Forward foreign exchange contracts

The Group operates in a number of currencies and, accordingly, hedges a portion of its currency transaction risk. The fair values are based on Level 2 valuation techniques and observable inputs including the contract prices. The fair value of these contracts when initiated is $nil; no premium is paid or received.

NYMEX gas swaps

The Group hedges a portion of its Glass Packaging North America anticipated energy purchases on the New York Mercantile Exchange (“NYMEX”).

Fair values have been based on NYMEX‑quoted market prices and Level 2 valuation inputs have been applied. The fair value of these contracts when initiated is $nil; no premium is paid or received.